TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade payables, settlement period	60 days
Accrued Media Partnership Costs and Other Unbilled Operational Expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 4,709	$ 2,093